Main items related to operating activities - Operating expenses, research and development costs (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($) employee	Dec. 31, 2023 USD ($) employee	Dec. 31, 2022 USD ($) employee
Main items related to operating activities
Purchases, net of inventory variation	$ (127,664)	$ (143,041)	$ (169,448)
Exploration costs	(999)	(573)	(1,299)
Other operating expenses	(29,860)	(30,419)	(29,789)
Other operating expenses, Non-current operating liabilities (allowances) reversals	870	821	1,086
Other operating expenses, Current operating liabilities (allowances) reversals	(60)	(92)	(188)
OPERATING EXPENSES	(158,523)	(174,033)	(200,536)
Research and development costs	$ 805	$ 774	$ 762
Research and development costs as a percentage of sales	0.38%
Number of staff dedicated to research and development activities | employee	3,715	3,687	3,536